Annual Total Returns[BarChart] - High Yield Bond Portfolio - High Yield Bond Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.59%	13.89%	5.84%	1.18%	(1.36%)	14.59%	6.88%	(2.71%)	14.97%	6.64%